INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on income by jurisdiction
Domestic		$ 8,830	$ 11,716	$ 22,616
Foreign		(8,133)	(2,135)
Taxes on income		697	9,581	$ 22,616
Domestic:
Current taxes		8,943	23,272	$ 10,778
Deferred tax benefit		$ (113)	$ (11,556)
Taxes in respect of previous years	[1]			$ 11,838
Total - Domestic		$ 8,830	$ 11,716	$ 22,616
Foreign:
Current taxes		727	160
Deferred tax benefit		(8,860)	(2,295)
Total - Foreign		(8,133)	(2,135)
Taxes on income		$ 697	$ 9,581	$ 22,616

[1]	The year 2013 include non-recurring tax expenses in respect of the release of Conduit's trapped earnings (see Note 13 f below).